Summary of Significant Accounting Policies - Schedule Of Movement Of Deferred Guarantee Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue Remaining Performance Obligation Changes Line Item [Line Items]
Release of guarantee and quality assurance payable upon repayment			¥ 6,718,809	¥ 4,049,457
Ending balance	¥ 1,259,396	$ 193,011
Deferred Guarantee Income [Member]
Revenue Remaining Performance Obligation Changes Line Item [Line Items]
Opening balance	1,873,254
Newly written guarantee and quality assurance obligation	2,838,707
Release of guarantee and quality assurance payable upon repayment	(3,386,032)
Termination of P2P guarantee and quality assurance obligation	(66,533)
Ending balance	¥ 1,259,396